RELATED PARTY TRANSACTIONS - Consolidated Statements of Cash Flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Cash consideration to the vendors of the sale of Wild Streak	€ 8,268
Former Managing Director of Oryx
RELATED PARTY TRANSACTIONS
Payment of deferred consideration	11,521	€ 560
Interest on deferred and contingent consideration	140	176
Vendors of Wild Streak
RELATED PARTY TRANSACTIONS
Cash consideration to the vendors of the sale of Wild Streak	€ 8,271	€ 0